TAXES (Components of Deferred Tax Liabilities and Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating loss carryforwards	$ 1,178	$ 1,711
Excess of tax over book basis of depreciable assets	548	548
Pensions	2,852	3,147
Total deferred tax assets	4,578	5,406
Less: Valuation allowance	(4,578)	(5,406)
Net deferred tax assets
Net noncurrent deferred tax assets